Description of Business	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Description of Business

1) Description of Business KNOT Offshore Partners LP (the “Partnership”) was formed as a limited partnership under the laws of the Republic of the Marshall Islands. The Partnership was formed for the purpose of acquiring 100% ownership interests in four shuttle tankers owned by Knutsen NYK Offshore Tankers AS (“KNOT”) in connection with the Partnership’s initial public offering of its common units (the “IPO”), which was completed on April 15, 2013.

In connection with the consummation of the IPO, (1) the Partnership issued to KNOT 8,567,500 subordinated units, representing a 49.0% limited partner interest in the Partnership, and 100% of the incentive distribution rights (“IDRs”); (2) KNOT Offshore Partners GP LLC, a wholly owned subsidiary of KNOT and the general partner of the Partnership (the “General Partner”), continued its 2.0% general partner interest in the Partnership; and (3) the Partnership issued and sold to the public, through the underwriters, 8,567,500 common units (including 1,117,500 common units sold pursuant to the full exercise of the underwriters’ option to purchase additional units), representing a 49.0% limited partner interest in the Partnership, all as further described in Note 3—Formation Transactions and Initial Public Offering.

Pursuant to the Partnership’s Agreement of Limited Partnership (the “Partnership Agreement”), the General Partner has irrevocably delegated to the Partnership’s board of directors the power to oversee and direct the operations of, manage and determine the strategies and policies of the Partnership. During the period from the IPO until the time of the Partnership’s first annual meeting of unitholders (“AGM”) on June 25, 2013, the General Partner retained the sole power to appoint, remove and replace all members of the Partnership’s board of directors. At the first AGM, four of the seven board members became electable by the common unitholders and accordingly, from this date, KNOT, as the owner of the General Partner, no longer retained the power to control the Partnership’s board of directors and hence the Partnership. As a result, the Partnership is no longer considered to be under common control with KNOT, and, as a consequence, the Partnership no longer accounts for any vessel acquisitions from KNOT after June 25, 2013 as a transfer of equity interests between entities under common control. All acquisitions have been consolidated into the Partnership’s results as of the date of acquisition. Please read Note 2(a)–Summary of Significant Accounting Policies and Note 21–Business Acquisitions.

As of December 31, 2016, the Partnership had a fleet of eleven shuttle tankers, the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen, the Fortaleza Knutsen, the Carmen Knutsen, the Hilda Knutsen, the Torill Knutsen, the Dan Cisne, the Dan Sabia, the Ingrid Knutsen and the Raquel Knutsen are referred to as a “Vessel” and, collectively, as the “Vessels”. The Vessels operate under fixed long-term charter contracts to charterers, with expiration dates between 2017 and 2025. Please see Note 6—Operating Leases.

The consolidated financial statements have been prepared assuming that the Partnership will continue as a going concern.

On January 10, 2017, the Partnership sold 2,500,000 common units in a public offering, raising approximately $54.9 million in net proceeds.

On February 2, 2017, the Partnership issued and sold in a private placement 2,083,333 Series A preferred Units at a price of $24.00 per unit. After deducting estimated fees and expenses the net proceeds from the sale were approximately $48.5 million.

The Partnership expects that its primary future sources of funds will be available cash, cash from operations, borrowings under any new loan agreements and the proceeds of any equity financings. The Partnership believes that these sources of funds (assuming the current rates earned from existing charters) will be sufficient to cover operational cash outflows and ongoing obligations under the Partnership’s financing commitments to pay loan interest and make scheduled loan repayments and to make distributions on its outstanding units. Accordingly, as of March 17, 2017, the Partnership believes that its current resources, including the undrawn revolving credit facility of $30.0 million, are sufficient to meet working capital requirements for its current business for at least the next twelve months.